SEGMENT INFORMATION (Tables)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of segment information

	December 31, 2025	December 31, 2024
Cash	$972	$27,720
Cash held in Trust Account	$1,293,496	$27,637,300

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
General and administrative expenses	$1,100,454	$1,794,928
Interest earned on cash held in Trust Account	$344,811	$1,928,109

Titan Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of segment information
For the period from December 30, 2025 (inception) to December 31, 2025
General and administrative	$6,576
Total operating expenses	$6,576